UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER 811-7531

                               AMERINDO FUNDS INC.
               (Exact name of registrant as specified in charter)
                                  --------


                             One Embarcadero Center
                                    Suite 2310
                             San Francisco, CA 94111
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                           Portland, Maine 04112-0446
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-371-6360

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS






                                 AMERINDO FUNDS INC.
                              AMERINDO TECHNOLOGY FUND
                               SCHEDULE OF INVESTMENTS
                                   JANUARY 31, 2005
                                      (UNAUDITED)




      SHARES/
    FACE AMOUNT                                                                      VALUE
     ---------                                                                   ------------

COMMON STOCK* -- 62.2%
           75,001    CancerVax Corp.                                            $      619,508
          200,000    eBay Inc.                                                      16,300,000
          440,972    Eyetech Pharmaceuticals, Inc.                                  16,254,228
           13,194    Eyetech Pharmaceuticals, Inc.(C)                                  486,331
        1,228,400    Homestore, Inc.                                                 2,899,024
          222,600    Juniper Networks, Inc.                                          5,593,938
          250,000    MedImmune, Inc.                                                 5,913,750
           20,600    Onyx Pharmaceuticals, Inc                                         598,224
          306,000    Red Hat, Inc.                                                   3,320,100
          400,000    Salesforce.com, Inc.                                            5,480,000
          359,000    Sonus Networks, Inc.                                            2,200,670
          300,000    XM Satellite Radio Holdings, Inc.                               9,573,000
          190,000    Yahoo! Inc.                                                     6,689,900
                                                                                ----------------

TOTAL COMMON STOCK (Cost $64,247,671)                                               75,928,673
                                                                                ----------------

PRIVATE STOCK* -- 0.0%
       10,338,576    Cellomics, Inc.(A)(B)(C)                                               --
       10,338,576    Cellomics, Inc., Series NNN, Preferred Stock(A)(B)(C)                  --
           62,000    DoveBid(A)(B)(C)                                                       --
                                                                                ----------------

TOTAL PRIVATE STOCK (Cost $615,346)                                                         --
                                                                                ----------------

WARRANT* -- 0.0%
                1    Cellomics, Inc., Expires 02/28/06(A)(B)(C)                             --
                                                                                ----------------

TOTAL WARRANT (Cost $0)                                                                     --
                                                                                ----------------

REPURCHASE AGREEMENT -- 38.8%
$      47,390,552    ABN-Amro
                     2.400%, dated 01/31/05, to be repurchased on 02/01/05,
                     repurchase price $47,393,660 (collateralized by various
                     U.S. Treasury obligations, ranging in par value
                     $14,436,000,$34,235,000, 2.422%(D)-2.547%(D),
                     04/28/05-06/16/05; with total market value $48,338,363)        47,390,552
                                                                                ----------------

TOTAL REPURCHASE AGREEMENT (Cost $47,390,552)                                       47,390,552
                                                                                ----------------





                                 AMERINDO FUNDS INC.
                              AMERINDO TECHNOLOGY FUND
                               SCHEDULE OF INVESTMENTS
                                   JANUARY 31, 2005
                                      (UNAUDITED)




TOTAL INVESTMENTS -- 101.0% (Cost $112,253,569)+                                $  123,319,225
                                                                                ----------------

OTHER ASSETS & LIABILITIES, NET --(1.0)%                                            (1,258,886)
                                                                                ----------------

NET ASSETS -- 100.0%                                                            $  122,060,339
                                                                                ================

* ALL COMMON STOCK, PRIVATE STOCK, AND WARRANTS HELD BY THE FUND ARE NON-INCOME PRODUCING.

(A) FAIR-VALUED SECURITY. AS OF JANUARY 31, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0, REPRESENTING 0.00% OF THE FUND'S NET ASSETS.

(B) SECURITY CONSIDERED ILLIQUID. AS OF JANUARY 31, 2005, THE TOTAL VALUE OF THESE SECURITIES WAS $0, REPRESENTING 0.00% OF THE FUND'S NET ASSETS.

(C) RESTRICTED SECURITY. AT JANUARY 31, 2005, THE FUND OWNED PRIVATE PLACEMENT INVESTMENTS THAT WERE PURCHASED THROUGH PRIVATE OFFERINGS OR ACQUIRED THROUGH INITIAL PUBLIC OFFERINGS AND CANNOT BE SOLD WITHOUT PRIOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OR PURSUANT TO AN EXEMPTION THEREFROM. IN ADDITION, THE FUND HAS GENERALLY AGREED TO FURTHER RESTRICTIONS ON THE DISPOSITION OF CERTAIN HOLDINGS AS SET FORTH IN VARIOUS AGREEMENTS ENTERED INTO IN CONNECTION WITH THE PURCHASE OF THESE INVESTMENTS. THESE INVESTMENTS ARE VALUED AT FAIR VALUE AS DETERMINED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF DIRECTORS. THE ACQUISITION DATES OF THESE INVESTMENTS, ALONG WITH THEIR COST AND VALUES AT JANUARY 31, 2005, WERE AS FOLLOWS:


                                                RIGHT TO                                PERCENTAGE
                                  ACQUISITION    ACQUIRE                                  OF NET
INVESTMENTS                           DATE        DATE          COST        VALUE         ASSETS

COMMON STOCK:
EYETECH
  PHARMACEUTICALS, INC.             02/04/04    02/04/04     $ 94,997      $486,331        0.40%
                                                            ----------    ----------    ----------

PRIVATE STOCK:

CELLOMICS, INC.                     02/20/02    02/20/02      183,673             -        0.00%
CELLOMICS, INC.
  SERIES NNN, PREFERRED STOCK       02/20/02    02/20/02      183,673             -        0.00%
DOVEBID                             04/10/02    04/10/02      248,000             -        0.00%
                                                            ----------    ----------    ----------

WARRANTS:
CELLOMICS, INC.
  EXPIRES 02/28/06                  02/20/02    02/20/02            -             -        0.00%
                                                            ----------    ----------    ----------

TOTAL                                                        $710,343      $486,331        0.40%
                                                            ==========    ==========    ==========

(D) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $114,200,759, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,463,865 AND $(7,345,399), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Amerindo Funds Inc.



By (Signature and Title)*                 /s/ Alberto W. Vilar
                                          --------------------
                                          Alberto W. Vilar
                                          Chief Executive Officer


Date:  March 8, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*
                                          /s/ Alberto W. Vilar
                                          --------------------
                                          Alberto W. Vilar
                                          Chief Executive Officer


Date:  March 8, 2005


By (Signature and Title)*
                                          /s/ Darren Leavitt
                                          ------------------
                                          Darren Leavitt
                                          Chief Financial Officer
Date:  March 8, 2005


* Print the name and title of each signing officer under his or her signature.